CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 31,087	$ 27,016
Investment in marketable securities	398	2,035
Accounts receivable (net of allowance for doubtful accounts)	33,865	27,436
Other current assets (Note 2)	35,522	22,437
Inventories (Note 3)	14,351	12,781
Total current assets	115,223	91,705
Long-term investments and other assets
Investments in affiliated company (Note 4A)	11,975	4,705
Investments in other company (Note 4B)	85	78
Other non-current assets (Note 5)	1,515	1,166
Deferred income taxes (Note 15)	2,280	2,279
Funds in respect of employee rights upon retirement	7,868	7,174
Total non-current assets	23,723	15,402
Property and equipment, net (Note 6)	35,644	31,514
Intangible assets, net (Note 7)	23	26
Goodwill (Note 8)	3,406	3,356
Total assets	178,019	142,003
Current liabilities
Credit from banking institutions (Note 9)	3	155
Accounts payable	18,624	10,466
Deferred revenues	10,762	9,210
Other current liabilities (Note 10)	26,738	21,750
Total current liabilities	56,127	41,581
Long-term liabilities
Liability for employee rights upon retirement	11,751	10,637
Provision for contingencies	435	622
Deferred revenues	1,034	973
Other non-current	501	369
Total non-current liabilities	13,721	12,601
Contingent liabilities (Note 11)
Stockholders' equity (Note 12)
Share capital - ordinary shares of NIS 0.3333 par value: Authorized - December 31, 2016 and 2015 - 60,000,000 shares Issued and outstanding - December 31, 2016 and 2015 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	71,550	71,550
Accumulated other comprehensive income	(12,967)	(17,520)
Retained earnings	71,717	57,739
Treasury stock at cost - December 31, 2016 and 2015 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	102,229	83,698
Non-controlling interests	5,942	4,123
Total equity	108,171	87,821
Total liabilities and equity	$ 178,019	$ 142,003